Cover page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	40-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Cresco Labs Inc.
Entity Central Index Key	0001832928
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Document Annual Report	true
ICFR Auditor Attestation Flag	false
Entity Address, Country	CA
Amendment Description	This Amendment No. 1 to Form 40-F (the “Form 40-F/A”) for the year ended December 31, 2020 is being filed to furnish the financial statements of Cresco Labs Inc. (the “Company”) for the fiscal year ended December 31, 2020 formatted in eXtensible Business Reporting Language (“XBRL”). In accordance with the policy of the Securities and Exchange Commission (the “Commission”) stated in Release No. 33-9002, we are filing this Form 40-F/A within the 30-day period available to first-time XBRL filers following the filing of our Form 40-F, as filed with the Commission on March 30, 2021.
Special Subordinate Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	63,868,296
Subordinate Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	194,163,398
Proportionate Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	170,556.45
Super Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	500,000